Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Expenses and Other Current Liabilities

	December 31
	2013	2014
	US$	US$
Wages and bonus	6,741	12,093
Research and development payable	3,012	2,468
License fees and royalties	2,637	2,982
Professional fees	1,765	1,714
Equipment	359	1,170
Others	3,096	3,219

	17,610	23,646